Other Operating Income (expenses)	12 Months Ended
Dec. 31, 2020
Other Operating Income (expenses)
Other Operating Income (expenses)

Note 19. Other Operating Income (expenses)

Other operating income (expenses) break down as follows:

	Year ended
	December 31,
(in thousands of euros)	2018	2019	2020
Corrective claims - CIR	—	—	2,863
Accrued income from Abbott — payroll taxes	—	68	—
Reversal of restructuring expenses	—	—	43
Total other operating income	—	68	2,905
Provision for risk on payroll taxes	—	(123)	(90)
Restructuring expenses	—	(1,096)	—
Impairment of tax loss carry back	—	—	(333)
CIR provision	—	—	(1,804)
IPO costs and follow‑on offering	(2,221)	(323)	(2,881)
Write‑down of inventory	(33)	—	—
Total other operating expenses	(2,255)	(1,541)	(5,108)
Other operating income (expenses)	(2,255)	(1,475)	(2,202)

During 2020, other operating income are mainly composed of corrective claims for additional reimbursements of CIR with regard to the years from 2017 to 2019 for a total amount of €2.9 million, requested following the recent decision of the Council of State in July 2020 on the eligibility of subcontracting expenses. These corrective claims are presented in other operating income, as they resulted from a non-recurring event which is independent from the current activity of the Company.

The other operating expenses are mainly composed of:

(i)	additional provisions with regard to tax risk on CIR (See Note 12,” Provisions”)
-

an additional provision in the amount of €0.7 million related to the reassessment of the risk on the CIR for 2017 corresponding to the amount contested by the tax authorities at the date of these financial statements, i.e. €0.9 million;

-	an additional provision in the amount of €1.1 million related to the reassessment of the risk on the CIR for the periods from 2013 to 2015 from €0.4 million to €1.5 million.

(ii)transaction costs relating to the Nasdaq Global Market IPO, which cannot be deducted from the premiums related to share capital, for €2.8 million (refer to notes 1.2, “Significant events of 2020” and 10.1, “Share capital”);

(iii)Full depreciation of tax loss carry back receivable following the reception, on December 15, 2020, of a tax audit adjustment proposal rejecting 2017 deficits carry-back receivable booked by the Company (refer to notes 6 “Other Non-Current Assets”and 12. “Provisions”)

During 2019, other operating income and expenses were mainly due to the Approval and implementation of a redundancy plan in the second half of 2019 following the termination of the systemic sclerosis (SSc) program in February 2019. The Company recorded an expense in a total amount of €1.1 million representing the costs incurred by Inventiva over the period. All costs were incurred in 2019.